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                           ALPINE DYNAMIC BALANCE FUND
                         A SERIES OF ALPINE SERIES TRUST


                          SUPPLEMENT DATED JULY 2, 2002
                       TO PROSPECTUS DATED MARCH 25, 2002
                 AS SUPPLEMENTED MAY 7, 2002 AND JUNE 10, 2002
                 ---------------------------------------------


To redeem shares by telephone you may call between the hours of 8:00 a.m. and 7:00 p.m. (Central Time). The Fund's toll free number is 1-888-785-5578.

The date on the Prospectus, as supplemented, of Alpine Dynamic Balance Fund should read "Dated March 25, 2002 (as supplemented May 7, 2002 and June 10,
2002)."




    Please retain this Supplement with your Prospectus for future reference.